Investments in Affiliates (Tables)	12 Months Ended
Jan. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Summary of Affiliates and Percentages Owned

A summary of materially, jointly-owned affiliates, as well as their primary operating subsidiaries if applicable, and the percentages directly or indirectly owned by Layne are as follows as of January 31, 2014:

	Percentage Owned Directly	Percentage Owned Indirectly
Boyles Bros Servicios Tecnicos Geologicos S.A. (Panama)	50.00%
Boytec, S.A. (Panama)		50.00%
Boytec Sondajes de Mexico, S.A. de C.V. (Mexico)		50.00
Sondajes Colombia, S.A. (Colombia)		50.00
Mining Drilling Fluids (Panama)		25.00
Plantel Industrial S.A. (Chile)		50.00
Christensen Chile, S.A. (Chile)	50.00
Christensen Commercial, S.A. (Chile)	50.00
Geotec Boyles Bros., S.A. (Chile)	50.00
Centro Internacional de Formacion S.A. (Chile)		50.00
Geoestrella S.A. (Chile)		25.00
Diamantina Christensen Trading (Panama)	42.69
Christensen Commercial, S.A. (Peru)	35.38
Geotec, S.A. (Peru)	35.38
Boyles Bros., Diamantina, S.A. (Peru)	29.49

Summary of Financial Information of Affiliates

Summarized financial information of the affiliates, including Costa Fortuna and its subsidiaries up to May 30, 2012:

	As of and Years Ended January 31,
(in thousands)	2014	2013	2012
Balance sheet data:
Current assets	$131,533	$168,770	$212,066
Noncurrent assets	82,807	74,572	109,868
Current liabilities	39,347	57,998	131,622
Noncurrent liabilities	17,477	21,203	16,529
Income statement data:
Revenues	220,778	444,871	449,599
Gross profit	25,411	98,418	118,658
Operating (loss) income	(2,999)	57,934	76,520
Net (loss) income	(5,960)	43,990	54,856